Related Party Transactions - Transactions with Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Sales & other services	$ 8	$ 5	$ 2
Other purchases	19	21	$ 18
Accounts receivable	$ 2	$ 1